Consolidated statements of financial position (Parenthetical) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Lent securities and assets subject to repurchase agreements, included within equity securities and portfolio holdings in unit trusts, debt securities and other investments		£ 8,278	£ 8,232
Assets held for sale	[1]	10,578	£ 38
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
IFRS Statement [Line Items]
Assets held for sale		£ 10,568

[1]	Assets held for sale of £10,578 million include £10,568 million in respect of the reinsured UK annuity business. A corresponding amount is reflected in liabilities held for sale. See note D1.1 for further details.